Basic and Diluted Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The basic and diluted net loss per share and weighted average number of common shares used in the calculation of basic and diluted net loss per share are as follows (in thousands, except share and per share data):

	Nine months ended September 30,
	2018	2017(*)
Net loss attributable to shareholders of the Company	$(5,111)	$(6,002)
Net loss attributable to shareholders of preferred shares	(226)	(1,442)
Net loss used in the calculation of basic net loss per share	$(4,885)	$(4,560)
Net loss per share	$(1.69)	$(2.25)
Weighted average number of common shares	2,876,020	2,061,331

(*)	September 30, 2017 shares data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

The basic and diluted net loss per share and weighted average number of common shares used in the calculation of basic and diluted net loss per share are as follows (in thousands, except share and per share data):

	Year Ended December 31,
	2017(*)	2016(*)
Net loss attributable to shareholders of the Company	$7,589	$9,663

Net loss attributable to shareholders of preferred shares	1,582	3,954

Net loss used in the calculation of basic net loss per share	$6,007	$5,709
Net loss per share	$(2.67)	$(5.94)
Weighted average number of common shares	2,201,992	963,047

(*) December 31 2017 and 2016 shares data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.